Consolidated Statements of Comprehensive Loss - CAD ($)	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Operating expenses:
Amortization	$ 15,797	$ 18,918	$ 8,626
Consulting fees	110,000	187,520	214,008
General and administrative	118,184	340,975	230,582
Impairment of exploration and evaluation assets		55,885
Mineral exploration costs	43,258	754,906	307,669
Professional fees	67,961	103,148	313,679
Regulatory	36,555	58,320	62,031
Rent			9,034
Salaries, wages and benefits	34,778	62,441	47,419
Share-based compensation			327,070
Total operating expenses	(426,533)	(1,582,113)	(1,520,118)
Other items
Foreign exchange gain (loss)	(21,350)	(24,664)	2,404
Forgiveness of debt			13,858
Interest on notes payable	(189,926)	(162,724)	(118,144)
Net loss	(637,809)	(1,769,501)	(1,622,000)
Other comprehensive loss
Foreign currency translation	(70,994)	(28,358)	(62,433)
Comprehensive loss	$ (708,803)	$ (1,797,859)	$ (1,684,433)
Net loss per share - basic	$ (0.03)	$ (0.10)	$ (0.11)
Net loss per share - diluted	$ (0.03)	$ (0.10)	$ (0.11)
Weighted average number of shares outstanding - basic	18,288,875	17,971,592	15,064,057
Weighted average number of shares outstanding - diluted	18,288,875	17,971,592	15,064,057